Capital Stock - Schedule of Warrants activities (Details) (Warrant [Member], USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Warrant [Member]
Number of warrants Outstanding and exercisable Beginning	1,700,000	22,643,000
Number of warrants Issued		1,700,000
Number of warrants Expired	(1,700,000)	(22,643,000)
Number of warrants Outstanding and exercisable Ending	1,700,000	1,700,000
Weighted average exercise price Outstanding and exercisable Beginning	$ 0.10	$ 0.16
Weighted average exercise price Issued		$ 0.10
Weighted average exercise price Expired	$ 0.10	$ 0.16
Weighted average exercise price Outstanding and exercisable Ending	$ 0.10	$ 0.10